CONFORMED SUBMISSION TYPE:    24F-2NT
PUBLIC DOCUMENT COUNT:        1
CONFORMED PERIOD OF REPORT:   20041231
FILED AS OF DATE:

FILER:

COMPANY DATA:
   COMPANY CONFORMED NAME:               CG VARIABLE LIFE INSURANCE SEPARATE
                                         ACCOUNT A
   CENTRAL INDEX KEY:                    0000946730
   STANDARD INDUSTRIAL CLASSIFICATION:   [ ]
   IRS NUMBER:                           060303370
   STATE OF INCORPORATION:               CT
   FISCAL YEAR END:                      12312006

FILING VALUES:
   FORM TYPE:                            24F-2NT
   SEC ACT:
   SEC FILE NUMBER:                      033-60967
   FILM NUMBER:                          99557311

BUSINESS ADDRESS:
   STREET 1:                             1601 CHESTNUT STREET TL 16
   CITY:                                 PHILADELPHIA
   STATE:                                PA
   ZIP:                                  19192-2475
   BUSINESS PHONE:                       2157611982
MAIL ADDRESS:
   STREET 1:                             1601 CHESTNUT STREET TL 16
   CITY:                                 PHILADELPHIA
   STATE:                                PA
   ZIP:                                  19192-2475

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

--------------------------------------------------------------------------------
1.   Name and address of issuer:
     Connecticut General Life Insurance Company and CG Variable Life Insurance Separate Account A 900 Cottage Grove Road, Bloomfield, CT 06002

--------------------------------------------------------------------------------
2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check box but do not list series or classes) [X]

--------------------------------------------------------------------------------
3.   Investment Company Act File Number:
     811-07317
     Securities Act File Number:
     33-60967

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4(a). Last day of fiscal year for which this Form is filed:
     December 31, 2006

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4(b). [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
          (See instruction A.2)
          Not Applicable

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the Issuer will be filing this Form.

--------------------------------------------------------------------------------
5.   Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the fiscal
     year pursuant to section 24(f):                                $   381,301
                                                                    -----------

(ii) Aggregate price of securities redeemed or repurchased during
     the fiscal year:                                               $ 2,476,189
                                                                    -----------

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
     payable to the Commission:                                     $         0
                                                                    -----------

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(iv) Total available redemption credits [add Items 5(ii) and
     5(iii)]:                                                         2,476,189
                                                                    -----------

(v)  Net sales - if Item 5(i)is greater than Item 5(iv) [subtract
     Item 5(iv) from Item 5(i)]:                                    $        (0)
                                                                    -----------
(vi) Redemption credits available for use in future years -- if
     Item 5(i)is less than Item 5(iv)[subtract Item 5(iv)from Item
     5(i)]:                                                         $(2,094,888)
                                                                    -----------

(vii) Multiplier for determining registration fee(See Instruction
     C.9):                                                        x   .00003100
                                                                    -----------

(viii) Registration fee due [multiply Item 5(v) by Item
     5(vii)](enter "0" if no fee is due):                         = $        (0)
                                                                    -----------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):               $         0
                                                                    -----------

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                        = $         0
                                                                    -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 00/00/00

     Method of Delivery:

          [X]  Wire Transfer

          [ ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*
                          ----------------------------
                          William J Smith
                          Senior Vice President, CFO

Date
      ---------------

*    Please print the name and title of the signing officer below the signature.